Customer Concentration - Schedule of Revenues from External Customers by Country (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenues from External Customers	$ 2,867	$ 3,245	$ 16,075	$ 9,112	$ 5,857
LNG [Member]
Concentration Risk [Line Items]
Revenues from External Customers	$ 2,106	$ 2,488	11,507	7,639	5,195
Geographic Concentration Risk [Member] | United States
Concentration Risk [Line Items]
Revenues from External Customers			4,147	2,550	1,975
Geographic Concentration Risk [Member] | India
Concentration Risk [Line Items]
Revenues from External Customers			1,951	1,342	970
Geographic Concentration Risk [Member] | South Korea
Concentration Risk [Line Items]
Revenues from External Customers			1,932	1,336	924
Geographic Concentration Risk [Member] | Ireland
Concentration Risk [Line Items]
Revenues from External Customers			1,858	1,237	842
Geographic Concentration Risk [Member] | United Kingdom
Concentration Risk [Line Items]
Revenues from External Customers			1,026	966	456
Geographic Concentration Risk [Member] | Switzerland
Concentration Risk [Line Items]
Revenues from External Customers			593	208	21
Geographic Concentration Risk [Member] | Other Countries
Concentration Risk [Line Items]
Revenues from External Customers			$ 0	$ 0	$ 7